FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	$ 1,254	$ 1,063
Loans and borrowings	10,005	$ 10,645
Derivative financial liabilities	64
Lease liabilities	675
Trade payables and accrued liabilities, Expected Cash Flows	1,254
Loans and borrowings, Expected Cash Flows	15,420
Derivative financial liabilities, Expected Cash Flows	64
Total contractual obligations	1,400
Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	906
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	1,254
Loans and borrowings, Expected Cash Flows	960
Derivative financial liabilities, Expected Cash Flows	57
Total contractual obligations	567
Less than 1 Year | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	104
1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,093
Derivative financial liabilities, Expected Cash Flows	0
Total contractual obligations	195
1 - 3 Years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	175
3 – 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,126
Derivative financial liabilities, Expected Cash Flows	0
Total contractual obligations	121
3 – 5 Years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	143
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	10,241
Derivative financial liabilities, Expected Cash Flows	7
Total contractual obligations	517
More than 5 years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	484
Subordinated Hybrid Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	595
Loans and borrowings, Expected Cash Flows	832
Subordinated Hybrid Notes | Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	29
Subordinated Hybrid Notes | 1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	57
Subordinated Hybrid Notes | 3 – 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	58
Subordinated Hybrid Notes | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	$ 688